Bridge Loans and Long-Term Debt (Details)										3 Months Ended		12 Months Ended
		Nov. 15, 2024 CAD ($)	Oct. 15, 2024 USD ($)	Aug. 31, 2024 CAD ($)	Aug. 31, 2024 USD ($)	Aug. 16, 2024 CAD ($)	Jul. 05, 2024 CAD ($)	Oct. 31, 2023 $ / shares shares	Jun. 12, 2023 USD ($)	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 CAD ($)	Dec. 31, 2008 CAD ($)	Sep. 30, 2024 USD ($) $ / shares	Aug. 14, 2024 CAD ($)	Oct. 31, 2023 USD ($) $ / shares
Bridge loans and long-term debt [Line Items]
Aggregate principal amount						$ 44,000,000
Convertible notes term										60 years	60 years	60 months	60 months
Interest rate											12.00%	12.00%				12.00%
Conversion price (in Dollars per share) | $ / shares											$ 11.5					$ 11.17
Price per share | (per share)								$ 0.01										$ 0.01
Convertible note (in Dollars)											$ 60,000,000		$ 60,000,000
Investors paid												$ 529,047
Recognized amount												345,394
Recognized as a reduction												125,462		$ 92,583
Recognized in net loss														171,940
Credit facility																	$ 5,000,000
Warrants in equity										$ 480		$ 2,500
Warrant issued (in Shares) | shares										250,000	250,000	250,000	250,000
Monthly fee		$ 75,000					$ 125,000			$ 75,000
Discount issued					25.00%
Gross proceeds (in Dollars)											$ 35,000,000					$ 35,000,000
Outstanding rate										112.50%	112.50%	112.50%	112.50%
Unpaid interests										$ 1,578,849
Aggregate amount (in Dollars)			$ 2,800,000
Loan amount (in Dollars)	[1]											$ 6,853,623
PIPE Investors [Member]
Bridge loans and long-term debt [Line Items]
Price per share | $ / shares																$ 0.01
PIPE [Member]
Bridge loans and long-term debt [Line Items]
Aggregate principal amount									$ 43,000,000
Conversion price (in Dollars per share) | $ / shares											$ 10					10
Price per share | $ / shares											$ 0.01
Credit facility																	$ 250,000
Unpaid interests										625,000
Long-term borrowings [member]
Bridge loans and long-term debt [Line Items]
Price per share | $ / shares																		$ 0.01
warrants exercisable (in Dollars)																		$ 250,000
Warrants in equity										$ (1,643,714)		(1,643,714)
Share Price (in Shares) | shares								250,000
Bridge Loan [Member]
Bridge loans and long-term debt [Line Items]
Aggregate principal amount					$ 9,000,000						$ 9,000,000
Investors paid												$ 115,355
Aggregate amount (in Dollars)					6,222,667
Additional loan amount (in Dollars)					334,000
Discounted balance percentage										4.00%	4.00%			4.00%
Conversion price (in Dollars per share) | $ / shares																$ 5
Gross proceeds (in Dollars)											$ 35,000,000					$ 35,000,000
Outstanding rate										112.50%	112.50%	112.50%	112.50%
Loan issued												$ 37,076
Net loss under transaction costs												78,279
Unpaid interests												477,776			$ 1,619,281
Convertible Bridge Loan [Member]
Bridge loans and long-term debt [Line Items]
Convertible amount				$ 4,222,667	4,222,667
Conversion price (in Dollars per share) | $ / shares											$ 5
Loan amount (in Dollars)			1,900,000
Non-Convertible Bridge Loan [Member]
Bridge loans and long-term debt [Line Items]
Convertible amount					$ 2,000,000
Loan issued			900,000
Aggregate amount (in Dollars)			$ 2,800,000
Capital stock [Member]
Bridge loans and long-term debt [Line Items]
Warrants in equity										$ 34		1,646,214
Capital stock [Member] | Long-term borrowings [member]
Bridge loans and long-term debt [Line Items]
Warrants in equity												$ (1,643,714)

[1]	Bridge loans